Note 7 - Operating Profit (Loss) - Charges to Operating Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Amortization of intangible assets	$ 831	$ 850	$ 815
Depreciation of property, plant and equipment	750	770	638
Auditors' remuneration - audit fees	218	177	163
Auditors' remuneration - tax services	8	12	12
Directors' emoluments	719	693	676
Total gain/(loss) on solar development	$ 30	$ (13)	$ 769